Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Employee Benefit Plans [Abstract]
Reconciliation of Changes in Projected Benefit Obligation and Change in Plan Assets
Table 70: Reconciliation of Changes in Projected Benefit Obligation and Change in Plan Assets

	Qualified		Nonqualified		Postretirement
	Pension		Pension		Benefits
December 31 (Measurement Date) – in millions	2016	2015	2016	2015	2016	2015
Accumulated benefit obligation at end of year	$4,495	$4,330	$282	$292
Projected benefit obligation at beginning of year	$4,397	$4,499	$298	$322	$368	$379
Service cost	102	107	3	3	6	5
Interest cost	186	177	12	11	15	15
Actuarial (gains)/losses and changes in assumptions	131	(126)	7	(10)	6	(9)
Participant contributions					4	5
Federal Medicare subsidy on benefits paid					1	2
Benefits paid	(269)	(260)	(31)	(28)	(27)	(28)
Settlement payments						(1)
Projected benefit obligation at end of year	$4,547	$4,397	$289	$298	$373	$368
Fair value of plan assets at beginning of year	$4,316	$4,357			$200
Actual return on plan assets	320	19			(7)
Employer contribution	250	200	$31	$28	37	$222
Participant contributions					4	5
Federal Medicare subsidy on benefits paid					1	2
Benefits paid	(269)	(260)	(31)	(28)	(27)	(28)
Settlement payments						(1)
Fair value of plan assets at end of year	$4,617	$4,316	-	-	$208	200
Funded status	$70	$(81)	$(289)	$(298)	$(165)	$(168)
Amounts recognized on the consolidated balance sheet
Noncurrent asset	$70
Current liability			$(27)	$(27)	$(2)	$(2)
Noncurrent liability		$(81)	(262)	(271)	(163)	(166)
Net amount recognized on the consolidated balance sheet	$70	$(81)	$(289)	$(298)	$(165)	$(168)
Amounts recognized in accumulated other comprehensive
income consist of:
Prior service cost (credit)	$(7)	$(13)		$1	$(3)	$(3)
Net actuarial loss	841	794	$74	71	40	22
Amount recognized in AOCI	$834	$781	$74	$72	$37	$19

Asset Strategy Allocations
Table 71: Asset Strategy Allocations

	Target Allocation Range			Target Percentage of Plan Assets by Strategy at December 31
PNC Pension Plan				2016	2015
Asset Category
Domestic Equity	20	-	40%	28%	32%
International Equity	10	-	25%	21%	23%
Private Equity	0	-	15%	8%	8%
Total Equity	40	-	70%	57%	63%
Domestic Fixed Income	10	-	40%	16%	17%
High Yield Fixed Income	0	-	25%	12%	12%
Total Fixed Income	10	-	65%	28%	29%
Real estate	0	-	15%	5%	5%
Other	0	-	5%	10%	3%
Total	100%			100%	100%

Pension Plan Assets - Fair Value Hierarchy
Table 72: Pension Plan Assets - Fair Value Hierarchy

	Fair Value Measurements Using:
In millions	December 31, 2016 Fair Value	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest bearing cash	$45	$35	$10
Money market funds	404	404
U.S. government and agency securities	285	158	127
Corporate debt	580		572	$8
Common stock	652	645	7
Other	60		60
Investments measured at net asset value (a)	2,591
Total	$4,617	$1,242	$776	$8

	Fair Value Measurements Using:
In millions	December 31, 2015 Fair Value	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$154	$154
U.S. government and agency securities	324	186	$138
Corporate debt	575		568	$7
Common stock	660	630	30
Other	25	1	24
Investments measured at net asset value (a)	2,578
Total	$4,316	$971	$760	$7
(a)	In accordance with ASC 820-10, collective trust fund investments and limited partnerships are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Consolidated Balance Sheet.

Estimated Cash Flows
Table 73: Estimated Cash Flows

	Pension Plans		Postretirement Benefits
In millions	Qualified Pension	Nonqualified Pension	Gross PNC Benefit Payments	Reduction in PNC Benefit Payments Due to Medicare Part D Subsidy
Estimated 2017 employer contributions		$27	$29	$1
Estimated future benefit payments
2017	$285	$28	$29	$1
2018	$300	$29	$30	$1
2019	$310	$26	$29	$1
2020	$311	$25	$29	$1
2021	$312	$24	$28	$1
2022-2026	$1,563	$104	$132	$2

Components of Net Periodic Benefit Cost
Table 74: Components of Net Periodic Benefit Cost

	Qualified Pension Plan			Nonqualified Pension Plan			Postretirement Benefits
Year ended December 31 – in millions	2016	2015	2014	2016	2015	2014	2016	2015	2014
Net periodic cost consists of:
Service cost	$102	$107	$103	$3	$3	$3	$6	$5	$5
Interest cost	186	177	187	12	11	12	15	15	16
Expected return on plan assets	(281)	(297)	(289)				(6)
Amortization of prior service cost/(credit)	(7)	(9)	(8)				(1)	(1)	(2)
Amortization of actuarial (gain)/loss	45	31		5	7	4
Net periodic cost (benefit)	45	9	(7)	20	21	19	14	19	19
Other changes in plan assets and benefit
obligations recognized in Other
comprehensive income:
Current year prior service cost/(credit)			(7)
Amortization of prior service (cost)/credit	7	9	8				1	1	2
Current year actuarial loss/(gain)	91	152	434	7	(10)	40	17	(9)	4
Amortization of actuarial gain/(loss)	(45)	(31)		(5)	(7)	(4)
Total recognized in OCI	53	130	435	2	(17)	36	18	(8)	6
Total amounts recognized in net
periodic cost and OCI	$98	$139	$428	$22	$4	$55	$32	$11	$25

Net Periodic Costs - Assumptions
Table 75: Net Periodic Costs - Assumptions

	Net Periodic Cost Determination
Year ended December 31	2016	2015	2014
Discount rate
Qualified pension	4.25%	3.95%	4.75%
Nonqualified pension	3.95%	3.65%	4.35%
Postretirement benefits	4.15%	3.80%	4.50%
Rate of compensation increase (average)	3.50%	4.00%	4.00%
Assumed health care cost trend rate
Initial trend	7.25%	7.50%	7.75%
Ultimate trend	5.00%	5.00%	5.00%
Year ultimate trend reached	2025	2025	2025
Expected long-term return on plan assets	6.75%	6.75%	7.00%

Other Pension Assumptions
Table 76: Other Pension Assumptions

Year ended December 31	2016	2015
Discount rate
Qualified pension	4.00%	4.25%
Nonqualified pension	3.80%	3.95%
Postretirement benefits	3.90%	4.15%
Rate of compensation increase (average)	3.50%	3.50%
Assumed health care cost trend rate
Initial trend	7.00%	7.25%
Ultimate trend	5.00%	5.00%
Year ultimate trend reached	2025	2025